Supplemental Guarantor Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	94,000	79,741		289,141
Accounts and other receivables	74,000	57,712		24,989
Accounts receivable—affiliate	50,000	57,211		21,060
Advances to affiliate	93,000	115,476		94,397
Inventory	67,000	69,179		26,198
Derivative assets	96,000	73,809		15,627
Derivative assets—related party	4,000	2,623		2,132
Other current assets	12,000	14,852		15,217
Other current assets—affiliate		5		633
Total current assets	490,000	470,608		489,394
Property, plant and equipment, net	12,513,000	12,507,419		11,138,825
Debt issuance and deferred financing costs, net	13,000	14,705		38,012
Non-current derivative assets	199,000	61,217		19,032
Non-current derivative assets—related party	2,000	1,933		3,381
Investments in subsidiaries	0	0		0
Other non-current assets, net	53,000	55,630		31,709
Total assets	13,270,000	13,111,512		11,720,353
Current liabilities
Accounts payable	8,000	7,290		16,202
Accrued liabilities	244,000	369,980		162,205
Accrued liabilities—related party	7,000	2,531		0
Due to affiliates	18,000	26,900		25,086
Derivative liabilities	191,000	46,486		13,576
Other current liabilities	1,000	364		0
Other current liabilities—affiliate	1,000	519		0
Total current liabilities	611,000	454,070		385,069
Current debt		0		168,000
Current debt	141,000	0		0
Long-term debt, net	10,099,000	10,093,480		9,245,552
Non-current derivative liabilities	184,000	134,667		8,595
Other non-current liabilities	9,000	11,000		0
Other non-current liabilities—affiliate	0	1,284		0
Member’s equity	2,367,000	2,417,578	$ 2,010,000	2,081,137	$ 1,667,276	$ 1,313,809
Total liabilities and member’s equity	13,270,000	13,111,512		11,720,353
Previously Reported [Member]
Current liabilities
Other non-current liabilities		10,433
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Accounts and other receivables	0	0		0
Accounts receivable—affiliate	0	0		0
Advances to affiliate	0	0		0
Inventory	0	0		0
Derivative assets	0	0		0
Derivative assets—related party	0	0		0
Other current assets	0	0		0
Other current assets—affiliate		0		(1)
Total current assets	0	0		(1)
Property, plant and equipment, net	0	0		0
Debt issuance and deferred financing costs, net	0	0		0
Non-current derivative assets	0	0		0
Non-current derivative assets—related party	0	0		0
Investments in subsidiaries	(11,316,000)	(11,224,400)		(10,194,296)
Other non-current assets, net	0	0		0
Total assets	(11,316,000)	(11,224,400)		(10,194,297)
Current liabilities
Accounts payable	0	0
Accrued liabilities	0	0
Accrued liabilities—related party	0	0
Due to affiliates	0	0
Derivative liabilities	0	0
Other current liabilities	0	0
Other current liabilities—affiliate	0	0
Total current liabilities	0	0
Current debt	0
Long-term debt, net	0	0
Non-current derivative liabilities	0	0
Other non-current liabilities	0	0
Other non-current liabilities—affiliate		0
Member’s equity	(11,316,000)	(11,224,400)		(10,194,297)
Total liabilities and member’s equity	(11,316,000)	(11,224,400)		(10,194,297)
Parent Issuer [Member]
Current assets
Cash and cash equivalents	0	0		0
Restricted cash	80,000	68,787		282,248
Accounts and other receivables	0	0		0
Accounts receivable—affiliate	0	0		0
Advances to affiliate	0	0		0
Inventory	0	0		0
Derivative assets	0	0		10,556
Derivative assets—related party	0	0		0
Other current assets	0	249		178
Other current assets—affiliate		0		0
Total current assets	80,000	69,036		292,982
Property, plant and equipment, net	1,351,000	1,330,748		1,094,671
Debt issuance and deferred financing costs, net	13,000	14,705		38,012
Non-current derivative assets	0	0		7,917
Non-current derivative assets—related party	0	0		0
Investments in subsidiaries	11,316,000	11,224,400		10,194,296
Other non-current assets, net	1,000	0		1
Total assets	12,761,000	12,638,889		11,627,879
Current liabilities
Accounts payable	0	32		71
Accrued liabilities	100,000	9,488		1,242
Accrued liabilities—related party	0	0
Due to affiliates	0	1,000
Derivative liabilities	184,000	39,566		6
Other current liabilities	0	0
Other current liabilities—affiliate	0	0
Total current liabilities	425,000	50,000		169,319
Current debt				168,000
Current debt	141,000
Long-term debt, net	10,099,000	10,093,480		9,245,552
Non-current derivative liabilities	105,000	48,661		398
Other non-current liabilities	0	0
Other non-current liabilities—affiliate		0
Member’s equity	2,132,000	2,447,325		2,212,610
Total liabilities and member’s equity	12,761,000	12,638,889		11,627,879
Parent Issuer [Member] | Previously Reported [Member]
Current liabilities
Due to affiliates		337
Total current liabilities		49,423
Guarantors [Member]
Current assets
Cash and cash equivalents	0	0		0
Restricted cash	14,000	10,954		6,893
Accounts and other receivables	74,000	57,712		24,989
Accounts receivable—affiliate	50,000	57,211		21,060
Advances to affiliate	93,000	115,476		94,397
Inventory	67,000	69,179		26,198
Derivative assets	96,000	73,809		5,071
Derivative assets—related party	4,000	2,623		2,132
Other current assets	12,000	14,603		15,039
Other current assets—affiliate		5		634
Total current assets	410,000	401,572		196,413
Property, plant and equipment, net	11,162,000	11,176,000		10,044,154
Debt issuance and deferred financing costs, net	0	0		0
Non-current derivative assets	199,000	61,217		11,115
Non-current derivative assets—related party	2,000	1,933		3,381
Investments in subsidiaries	0	0		0
Other non-current assets, net	52,000	55,630		31,708
Total assets	11,825,000	11,697,023		10,286,771
Current liabilities
Accounts payable	8,000	7,258		16,131
Accrued liabilities	144,000	361,000		160,963
Accrued liabilities—related party	7,000	2,531
Due to affiliates	18,000	26,000		25,086
Derivative liabilities	7,000	6,000		13,570
Other current liabilities	1,000	364
Other current liabilities—affiliate	1,000	519
Total current liabilities	186,000	404,000		215,750
Current debt	0
Long-term debt, net	0	0
Non-current derivative liabilities	79,000	86,006		8,197
Other non-current liabilities	9,000	11,000
Other non-current liabilities—affiliate		1,284
Member’s equity	11,551,000	11,194,653		10,062,824
Total liabilities and member’s equity	$ 11,825,000	11,697,023		$ 10,286,771
Guarantors [Member] | Previously Reported [Member]
Current assets
Property, plant and equipment, net		11,176,671
Current liabilities
Accrued liabilities		360,492
Due to affiliates		26,563
Derivative liabilities		6,920
Total current liabilities		404,647
Other non-current liabilities		$ 10,433